UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30,

Date of reporting period: February 28, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

LARGE CAP GROWTH FUND

FORM N-Q

FEBRUARY 28, 2010

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	February 28, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.9%
CONSUMER DISCRETIONARY - 13.2%
Internet & Catalog Retail - 4.8%
Amazon.com Inc.	755,310	$89,428,704	*

Media - 3.1%
Walt Disney Co.	1,806,610	56,438,496

Multiline Retail - 1.9%
Sears Holdings Corp.	367,370	35,146,288	*

Specialty Retail - 3.4%
Home Depot Inc.	1,993,830	62,207,496

TOTAL CONSUMER DISCRETIONARY		243,220,984

CONSUMER STAPLES - 13.5%
Beverages - 7.4%
Coca-Cola Co.	1,437,240	75,771,293
PepsiCo Inc.	972,490	60,751,450

Total Beverages		136,522,743

Food & Staples Retailing - 3.3%
CVS Caremark Corp.	1,813,970	61,221,488

Household Products - 2.8%
Procter & Gamble Co.	829,380	52,483,166

TOTAL CONSUMER STAPLES		250,227,397

FINANCIALS - 12.1%
Capital Markets - 6.2%
BlackRock Inc., Class A Shares	319,230	69,847,524
Charles Schwab Corp.	2,477,850	45,369,434

Total Capital Markets		115,216,958

Diversified Financial Services - 2.3%
Nasdaq OMX Group Inc.	2,311,980	43,072,187	*

Insurance - 3.6%
Berkshire Hathaway Inc., Class A Shares	549	65,770,200	*

TOTAL FINANCIALS		224,059,345

HEALTH CARE - 20.5%
Biotechnology - 12.4%
Amgen Inc.	1,045,780	59,201,606	*
Biogen Idec Inc.	959,210	52,766,142	*
Celgene Corp.	1,100,000	65,472,000	*
Vertex Pharmaceuticals Inc.	1,283,770	52,133,900	*

Total Biotechnology		229,573,648

Health Care Equipment & Supplies - 1.4%
Edwards Lifesciences Corp.	275,700	25,317,531	*

Pharmaceuticals - 6.7%
Johnson & Johnson	1,057,040	66,593,520
Roche Holding AG	342,140	57,172,053

Total Pharmaceuticals		123,765,573

TOTAL HEALTH CARE		378,656,752

INDUSTRIALS - 3.1%
Electrical Equipment - 1.0%
First Solar Inc.	178,360	18,888,324	*

Industrial Conglomerates - 2.1%
General Electric Co.	2,344,380	37,650,743

TOTAL INDUSTRIALS		56,539,067

INFORMATION TECHNOLOGY - 35.1%
Communications Equipment - 9.2%
Cisco Systems Inc.	2,433,510	59,207,298	*
Juniper Networks Inc.	1,919,510	53,707,890	*
QUALCOMM Inc.	1,533,130	56,250,540

Total Communications Equipment		169,165,728

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	February 28, 2010

SECURITY	SHARES	VALUE
Internet Software & Services - 12.2%
Akamai Technologies Inc.	2,871,520	75,520,976	*
eBay Inc.	2,019,330	46,484,976	*
Google Inc., Class A Shares	140,790	74,168,172	*
Yahoo! Inc.	1,895,090	29,013,828	*

Total Internet Software & Services		225,187,952

Semiconductors & Semiconductor Equipment - 6.1%
Intel Corp.	1,808,700	37,132,611
NVIDIA Corp.	3,502,670	56,743,254	*
Texas Instruments Inc.	791,360	19,293,357

Total Semiconductors & Semiconductor Equipment		113,169,222

Software - 7.6%
Electronic Arts Inc.	2,176,170	36,080,899	*
Microsoft Corp.	1,569,300	44,976,138
Red Hat Inc.	2,133,750	59,851,687	*

Total Software		140,908,724

TOTAL INFORMATION TECHNOLOGY		648,431,626

MATERIALS - 1.4%
Chemicals - 1.4%
Monsanto Co.	356,480	25,185,312

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,463,252,013)		1,826,320,483

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 1.2%
Repurchase Agreement - 1.2%
Interest in $500,024,000 joint tri-party repurchase agreement dated 2/26/10 with RBS Securities Inc.; Proceeds at maturity - $20,969,192; (Fully collateralized by various U.S. government obligations, 1.375% to 2.125% due 5/15/12 to 11/30/14; Market value - $21,388,394) (Cost - $20,969,000)	0.110%	3/1/10	$20,969,000	20,969,000

TOTAL INVESTMENTS - 100.1% (Cost - $1,484,221,013#)				1,847,289,483
Liabilities in Excess of Other Assets - (0.1)%				(1,165,770)

TOTAL NET ASSETS - 100.0%				$1,846,123,713

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,826,320,483	—	—	$1,826,320,483
Short-term investment†	—	$20,969,000	—	20,969,000

Total investments	$1,826,320,483	$20,969,000	—	$1,847,289,483

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the

Notes to Schedule of Investments (unaudited) (continued)

counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$510,818,347
Gross unrealized depreciation	(147,749,877)

Net unrealized appreciation	$363,068,470

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 20, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	April 20, 2010